Share-based Compensation	9 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
9 - Share-based Compensation
The Company had the following share-based payment arrangements during the periods presented:
Restricted Share Units—The Arm Limited All Employee Plan 2019 (“2019 AEP”)
With respect to the 2019 AEP, for the three months ended December 31, 2023 and 2022, the Company recognized $53.3 million and $23.6 million of share-based compensation cost, respectively, and $4.7 million and $2.9 million of tax benefit associated with these awards, respectively. For the nine months ended December 31, 2023 and 2022, the Company recognized $474.4 million and $22.2 million of share-based compensation cost, respectively, and $40.5 million and $3.2 million of tax benefit associated with these awards, respectively.
In connection with the IPO, all restricted share units (“RSU”) previously issued under the 2019 AEP were modified to be settled in ordinary shares of the Company except for those awards granted to employees of Arm Technology Israel Ltd., the Company’s Israeli subsidiary (“Arm Israel”). For those RSUs to be settled in ordinary shares, the Company accounted for this change as a modification in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”) and changed the classification of the awards from liability-classified to equity-classified. During the nine months ended December 31, 2023, as a result of the modification, the Company reclassified $306.6 million from the non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Condensed Consolidated Balance Sheets. As of October 25, 2023, the Company has determined that the market condition for the 2019 AEP has been met and, therefore, will vest at 100% in March 2024. The modification resulted in the incremental and accelerated share-based compensation cost of $217.2 million at the modification date which affected 5,251 employees. For the remaining RSUs granted to employees of Arm Israel, these awards remain liability-classified and the Company will remeasure the RSUs at fair value at each reporting period through the date of settlement.

The table below identifies the award activity under the 2019 AEP:

	Awards	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	11,601,185	$54.47
Granted	2,603	54.51
Cancelled and forfeited	(234,922)	54.51
Outstanding and expected to vest as of December 31, 2023	11,368,866	$54.70
(1)As of March 31, 2023, 2019 AEP outstanding awards were liability-classified with a weighted average fair value per RSU of $23.33. For periods presented prior to the IPO, the average grant date fair value per RSU represents the fair value at the IPO.
As of March 31, 2023, the total outstanding liability-classified RSUs expected to vest were 11,601,185 with a weighted average fair value per RSU of $23.33. The IPO triggered a modification which reclassified RSUs from liability-classified to equity-classified in September 2023. As of December 31, 2023, the total outstanding liability-classified RSUs expected to vest were 144,914 with a weighted average fair value per RSU of $69.43 for Arm Israel. As of December 31, 2023, $579.2 million was recognized in additional paid-in capital and $9.4 million was recognized in accrued compensation and benefits and share-based compensation on the Condensed Consolidated Balance Sheets. As of March 31, 2023, $114.2 million was recognized as liability in the non-current portion of accrued compensation and share-based compensation on the Condensed Consolidated Balance Sheets. As of December 31, 2023, there was $33.6 million of total unrecognized compensation cost related to awards issued under the 2019 AEP expected to be recognized over a weighted-average period of 0.2 years . For the nine months ended December 31, 2023, the Company did not have any payments arising from normal course vesting events. For the nine months ended December 31, 2022, liability-classified share-based awards paid were $15.9 million related to the RSUs that had vesting conditions accelerated pursuant to restructuring activities.
Restricted Share Units—Executive IPO Plan (“2019 EIP”)
For the three months ended December 31, 2023, the Company did not recognize any share-based compensation cost associated with this plan. For the three months ended December 31, 2022, $4.1 million of share-based compensation credit was recognized in connection with awards issued under the 2019 EIP. For the nine months ended December 31, 2023 and 2022, $6.2 million and $0.6 million, respectively, of share-based compensation cost and credit, respectively, was recognized in connection with awards issued under the 2019 EIP. The share-based compensation credit for the three and nine months ended December 31, 2022 was attributable to replacement awards issued in December 2022 and executive departures. For the three months ended December 31, 2023, the Company did not record any income tax benefit or expense in connection with the awards under the 2019 EIP. For the three months ended December 31, 2022, the income tax expense recorded was $1.1 million. For the nine months ended December 31, 2023, the Company did not record any income tax benefit or expense in connection with awards under the 2019 EIP. For the nine months ended December 31, 2022, the income tax expense recorded in connection with awards under the 2019 EIP was $0.5 million.
In connection with the IPO, all RSUs previously issued under the 2019 EIP were modified to be settled in ordinary shares of the Company. In accordance with ASC 718, the Company changed the classification of the awards from liability-classified to equity-classified at that time. During the nine months ended December 31, 2023, as a result of the modification, the Company reclassified $5.7 million from non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Condensed Consolidated Balance Sheets. Upon the IPO, the awards granted under the 2019 EIP became fully vested and the Company recognized accelerated share-based compensation cost of $4.1 million for all awards outstanding under the 2019 EIP prior to the IPO. As of December 31, 2023, all fully vested equity-classified awards were settled in ordinary shares of the Company.
The table below identifies the award activity under the 2019 EIP:

	Awards	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	192,999	$51.00
Vested	(192,999)	51.00
Outstanding and expected to vest as of December 31, 2023	—	$—
(1)As of March 31, 2023, 2019 EIP outstanding awards were liability-classified with a weighted average fair value per RSU of $37.43. For periods presented prior to the IPO, the average grant date fair value per RSU represents the fair value at the IPO.
As of March 31, 2023, the total outstanding liability-classified RSUs that were expected to vest was 192,999 with the weighted average fair value per RSU of $37.43. As of March 31, 2023, $3.6 million was recognized in the non-current portion of accrued compensation and share-based compensation on the Condensed Consolidated Balance Sheets. The Company did not have any payments for liability-classified share-based awards for the nine months ended December 31, 2023 and 2022.

Phantom Share Scheme (Cash-Settled)
As of December 31, 2023 and March 31, 2023, there were no phantom shares outstanding. The Company recognized share-based compensation cost of $0.3 million in connection with phantom shares for the three months ended December 31, 2022. The Company recognized share-based compensation credit of $0.5 million in connection with phantom shares for the nine months ended December 31, 2022, which was attributable to executive departures. No share-based compensation cost and tax expense or benefit related to phantom shares was recognized for the three and nine months ended December 31, 2023. As of March 31, 2023, $1.1 million related to phantom shares was recognized in accrued compensation and benefits and share-based compensation on the Condensed Consolidated Balance Sheets. For the nine months ended December 31, 2023, the Company paid $0.9 million for vested phantom shares. The variance between the amount accrued and paid of $1.1 million and $0.9 million, respectively, was driven by foreign exchange differences as participants were paid in foreign denominated currencies. As of December 31, 2023, the Company did not have any unpaid amounts in relation to vested phantom share awards.
Restricted Share Units – 2022 Arm Limited RSU Award Plan (“2022 RSU Plan”)
In June 2022, the 2022 RSU Plan was established to grant RSUs to all employees of the Company (“All Employee Awards”) and to grant two types of executive awards to certain of the Company’s executive officers (such awards, the “Annual Awards” and “Launch Awards” and collectively, the “Executive Awards”). The All Employee Awards and Executive Awards were historically disclosed separately due to pre-IPO presentation differences related to classification, but are now disclosed together as post-IPO all are equity-classified, as discussed in more detail below. The All Employee Awards vest in tranches, require continuous service through the vesting date, and are subject to graded vesting over time. At the time of issuance, the Company intended to settle the All Employee Awards in ordinary shares at the vesting date, and such RSU awards were accounted for as equity-classified awards. Launch Awards vest in tranches and require continuous service through the vesting dates and are subject to graded vesting over a period of three years. Annual Awards include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the Annual Awards vest over a three-year period. The Annual Awards that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original fixed monetary amount of the award depending on the achievement of annual performance metrics. The 2022 RSU Plan allows for either cash or share settlement of the RSU awards by tranche at the discretion of the remuneration committee of the Company’s board of directors (the “remuneration committee”).
In November 2022, the Company issued Executive Awards under the 2022 RSU Plan. These entitled participants to a fixed amount of cash or, upon the occurrence of a change in control or an initial public offering, a variable number of ordinary shares of the Company equal to a fixed amount of cash, at the discretion of the remuneration committee. Executive Awards granted were originally accounted for as liability-classified awards and upon the IPO, each Executive Award was converted into a variable number of shares based on the closing ADS price of the Company at the IPO date. As of December 31, 2023, all the 2022 RSU Plan awards were expected to be settled in ordinary shares at the vesting date.
In November 2022, the Company determined that it would settle the first tranche of the All Employee Awards outstanding that vested in March and May 2023 by paying cash instead of issuing shares. Other than the change in intent regarding form of settlement, no other terms or conditions regarding the RSUs were changed. The Company accounted for this change as a modification in accordance with ASC 718 and reclassified the affected portion of the award of $57.0 million from equity to liability and remeasured the award at fair value at each reporting period through the date of settlement with consideration that total compensation cost cannot be less than the grant-date fair-value-based measure of the original award.
The 2022 RSU Plan provides vesting schedules applicable prior to and after an IPO. Upon the IPO, the All Employee Awards under the 2022 RSU Plan were accounted for using the vesting schedules applicable after an IPO which resulted in an acceleration of compensation cost. The Company accounted for the changes as a modification in accordance with ASC 718 and recorded $17.7 million of accelerated share-based compensation cost at the modification date which affected 5,041 employees.
In connection with the IPO, all Executive Awards previously issued under the 2022 RSU Plan were modified to be settled in ordinary shares of the Company. Given the awards were no longer expected to be settled in cash but rather expected to be settled in ordinary shares based on the IPO price of $51.00 per ADS, the modification resulted in a change to the classification of the Executive Awards from liability-classified to equity-classified. The Company accounted for this change as a modification in accordance with ASC 718. As a result of the modification, the Company reclassified $9.1 million and $20.2 million in current portion of accrued compensation and benefits and share-based compensation and non-current portion of accrued compensation and share-based compensation, respectively, to additional paid-in capital on the Condensed Consolidated Balance Sheets. The modification resulted in an issuance of 1,875,202 RSUs equal to the fixed monetary amount of all Executive Awards outstanding under the 2022 RSU Plan. Upon the occurrence of the IPO, the Company recognized accelerated share-based compensation cost of $9.8 million, for which the service-based vesting condition was satisfied or partially satisfied, at the modification date which affected 14 employees.
The table below identifies the award activity under the 2022 RSU Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	11,129,734	$35.87
Executive Awards converted from liability awards	1,875,202	51.00
Granted	17,134,484	43.68
Vested(2)	(4,969,122)	37.44
Cancelled and forfeited	(532,881)	40.27
Outstanding and expected to vest as of December 31, 2023	24,637,417	$41.97
(1)    Awards and weighted average grant date per share exclude shares related to Annual Awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.
(2)    Includes 351,022 liability-classified awards vested and settled in cash in the nine months ended December 31, 2023.
As of March 31, 2023, the total liability-classified RSUs that are expected to vest were 284,036 with a weighted average fair value per RSU of $40.47. For the nine months ended December 31, 2023, the Company paid $269.0 million arising from the normal vesting of liability-classified share-based awards under the 2022 RSU Plan. All liability-classified awards under the 2022 RSU Plan were vested as of August 15, 2023 and were paid as of September 30, 2023. For the three months ended December 31, 2023 and 2022, share-based compensation cost of $136.7 million and $83.3 million, respectively, was recognized in connection with all awards issued under the 2022 RSU Plan. For the nine months ended December 31, 2023 and 2022, share-based compensation cost of $385.8 million and $140.8 million, respectively, was recognized in connection with RSUs granted under the 2022 Equity Plan. Tax benefits recorded in connection with the 2022 RSU Plan for the three months ended December 31, 2023 and 2022 were $20.3 million and $10.5 million, respectively. Tax benefits recorded for the nine months ended December 31, 2023 and 2022 were $54.3 million and $20.9 million, respectively. As of March 31, 2023, the Company recognized $1.9 million, $253.1 million, and $13.8 million in additional paid-in capital, accrued compensation and benefits and share-based compensation and non-current portion of accrued compensation and share-based compensation, respectively, on the Condensed Consolidated Balance Sheets. As of December 31, 2023, there was $823.9 million total unrecognized compensation expense related to all awards issued under the 2022 RSU Plan expected to be recognized over a weighted-average period of 1.0 year and there were no liability-classified RSUs under the 2022 RSU Plan.
Omnibus Incentive Plan
In August 2023, the Company’s board of directors adopted the Omnibus Incentive Plan (the “Omnibus Incentive Plan”) which became effective in September 2023. The Omnibus Incentive Plan allows for the grant of incentive awards to employees, executive directors, and non-employees, including non-employee directors and consultants of the Company and its subsidiaries. Participants may elect not to participate in the plan. The types of incentive awards granted under the Omnibus Incentive Plan is determined by the Company’s board of directors and the remuneration committee, and the Omnibus Incentive Plan allows for the grant of stock options, share appreciation rights (“SARs”), restricted shares, RSUs, performance stock units (“PSUs”), other awards of cash, shares or other property (which may include a specified cash amount that is payable in cash or shares, or awards tied to the appreciation in the value of shares), dividends and dividend equivalents. Vesting conditions applicable to awards may be based on continued service, achievement of company, business unit or other performance objectives, or such other criteria as the remuneration committee may establish.
In October 2023, the Company started to grant RSUs and PSUs under the Omnibus Incentive Plan to employees, including executives of the Company. The RSUs and PSUs granted neither carry rights to dividends nor voting rights until the shares are issued or transferred to the recipient. The Omnibus Incentive Plan allows for either cash or share settlement of the awards by tranche, if applicable, at the discretion of the remuneration committee. At the time of issuance, the Company intended to settle the RSUs and PSUs in shares at the vesting date and such awards are accounted for as equity-classified awards. The RSUs were granted to existing employees and new hires of the Company and its subsidiaries, Arm Israel and Arm France SAS and vest in tranches, require continuous service through the vesting date and are subject to graded vesting over a period of three years. RSUs granted to employees and new hires of subsidiaries in Israel and France substantially share the same terms as the existing RSUs under the 2022 RSU Plan with differences limited to the vesting schedules. PSUs were awarded to executives of the Company and include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the PSUs vest over a three-year period. The PSUs that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original award amount depending on the achievement of annual performance metrics.

Except for performance awards with specific performance criteria, the Company recognizes share based compensation cost using the straight-line method over the requisite service period of the award, net of estimated forfeitures. Awards are forfeited if an employee leaves the Company before the awards vest. For all periods presented, the maximum number of ordinary shares that may be issued under the Omnibus Incentive Plan is equal to the sum of (i) 20,500,000 ordinary shares and (ii) an annual increase on April 1 of each year beginning on April 1, 2024 and ending on April 1, 2028, equal to the lesser of (A) 2% of the aggregate number of ordinary shares outstanding on March 31 of the immediately preceding fiscal year and (B) such smaller number of ordinary shares as determined by the Company’s board of directors or the remuneration committee. No more than 20,500,000 ordinary shares may be issued under the Omnibus Incentive Plan upon the exercise of incentive stock options.

The table below identifies all award activity under the Omnibus Incentive Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	—	$—
Granted	1,408,468	57.36
Cancelled and forfeited	(7,533)	63.07
Outstanding and expected to vest as of December 31, 2023	1,400,935	$57.33
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
The Company uses the closing ADS price of the Company on the date of grant as the fair value of awards. For each of the three and nine months ended December 31, 2023, $7.3 million of share-based compensation cost and $1.3 million of tax benefit was recognized in connection with the equity-classified awards issued under the Omnibus Incentive Plan. As of December 31, 2023, there was $73.0 million of total unrecognized compensation cost expected to be recognized over a weighted-average period of 1.3 years.
Share-based Compensation Cost
A summary of share-based compensation cost recognized on the Condensed Consolidated Income Statements is as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Cost of sales	$8	$4	$34	$7
Selling, general and administrative	49	34	247	52
Research and development	142	65	594	103
Total	$199	$103	$875	$162
No share-based compensation cost was capitalized for the three and nine months ended December 31, 2023 and 2022.